Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations And Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative expenses	$ 255,322	$ 1,482,786	$ 33,796,950
Total operating expenses	255,322	1,482,786	33,796,950
Loss from operations	(255,322)	(1,482,786)	(33,796,950)
Interest income	10,749,963	9,945,862	2,409,547
Other expenses	(18,511)	(2,847)	(52,793)
Exchange (loss) gain	(287,340)	36,752	(67,696)
Loss on forgiveness of receivable from a subsidiary	1,164,737	1,600,517
Share of loss from subsidiaries	(31,604,578)	(46,869,641)	(12,380,350)
Net loss	(20,251,051)	(36,772,143)	(43,888,242)
Comprehensive loss
Net loss	(20,251,051)	(36,772,143)	(43,888,242)
Other comprehensive loss:
Foreign currency translation adjustment	1,013,068	(2,162,557)	(4,827,526)
Comprehensive loss	$ (19,237,983)	$ (38,934,700)	$ (48,715,768)